Note 7 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Deferred Charges [Text Block]
7.
Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2019	$26,250
Additions	6,280
Amortization	(8,948)
Write-off and other movements (Note 6)	(1,599)
Balance, December 31, 2019	$21,983
Additions	15,481
Amortization	(9,056)
Write-off and other movements (Note 6)	(726)
Balance, December 31, 2020	$27,682

During the years ended
December 31, 2018,
2019
and
2020,
17,
six
and
11
vessels underwent and completed their special surveys.
The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.